Label	Element	Value
SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	LARGE CAP GROWTH FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	63.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $1.0 billion and $4.5 trillion as of December 31, 2025) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes. The Fund may also, to a lesser extent, invest in common and preferred stocks of small and medium capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage Fund assets under the general supervision of SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps on individual securities or baskets of securities, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 27.19% (06/30/2020) Worst Quarter: -20.16% (06/30/2022)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	27.19%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.16%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees,expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The risk that large capitalization securities and/or growth stocks may underperform other segments of the equity markets or the equity markets as a whole.
SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, shareholders will be subject to two layers of fees and expenses with respect to investments in the Fund.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Long/Short Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund's long or short positions will produce positive returns and the Fund could lose money if either or both the Fund's long and short positions produce negative returns.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Quantitative Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Medium Capitalization Risk — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Non-Diversified Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Code for classification as a RIC.

SIMT LARGE CAP GROWTH FUND | LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 906
LARGE CAP GROWTH FUND - Class Y Prospectus | Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.32%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.13%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.80%	[1]
LARGE CAP GROWTH FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees,expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.14%	[1]
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(0.35%)
Annual Return [Percent]	oef_AnnlRtrPct	28.65%
Annual Return [Percent]	oef_AnnlRtrPct	(0.64%)
Annual Return [Percent]	oef_AnnlRtrPct	33.52%
Annual Return [Percent]	oef_AnnlRtrPct	34.34%
Annual Return [Percent]	oef_AnnlRtrPct	25.70%
Annual Return [Percent]	oef_AnnlRtrPct	(28.67%)
Annual Return [Percent]	oef_AnnlRtrPct	39.64%
Annual Return [Percent]	oef_AnnlRtrPct	32.71%
Annual Return [Percent]	oef_AnnlRtrPct	18.54%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.54%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.52%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.23%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.60%	[1]
Performance Inception Date	oef_PerfInceptionDate	Dec. 20, 1994	[1]
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.59%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.41%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.13%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.11%	[1]
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.16%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.73%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.75%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%	[1]

[1]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.